i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2%
	ADVERTISING & MARKETING - 1.5%
192,611	Omnicom Group, Inc.(a)	$14,838,752

	APPAREL & TEXTILE PRODUCTS - 3.0%
96,907	Oxford Industries, Inc.	3,571,023
277,015	Puma S.E.	7,109,351
298,455	PVH Corporation(a)	18,611,653
178,374	Unifi, Inc.(b)	688,524
		29,980,551
	ASSET MANAGEMENT - 1.0%
607,725	WisdomTree, Inc.(a)	9,845,145

	AUTOMOTIVE - 0.6%
445,633	Dauch Corporation(b)	3,551,695
46,639	Miller Industries, Inc.	1,910,800
		5,462,495
	BANKING - 2.8%
465,836	First Foundation, Inc.(b)	2,925,450
38,382	M&T Bank Corporation(a)	8,504,300
85,378	Popular, Inc.	11,400,525
135,156	WesBanco, Inc.	4,769,655
		27,599,930
	BIOTECH & PHARMA - 3.9%
175,705	Hikma Pharmaceuticals PLC	3,676,098
5,024,021	Iovance Biotherapeutics, Inc.(a),(b)	12,811,254
196,506	Lexaria Bioscience Corporation(b)	154,002
1,668,698	Viatris, Inc.(a)	21,843,256
		38,484,610
	CABLE & SATELLITE - 0.2%
68,816	Comcast Corporation, Class A(a)	2,047,276

	CHEMICALS - 6.0%
137,646	AdvanSix, Inc.	2,180,313
324,869	American Vanguard Corporation(b)	1,650,335
103,402	Arkema S.A.	6,235,759

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2% (Continued)
	CHEMICALS - 6.0% (Continued)
116,661	Eastman Chemical Company(a)	$8,086,940
539,919	Ecovyst, Inc.(a),(b)	5,728,541
724,797	Mativ Holdings, Inc.(a)	8,733,803
287,206	Mosaic Company (The)(a)	7,898,165
281,782	Olin Corporation(a)	5,863,883
270,504	Orion S.A.	1,671,715
47,100	PPG Industries, Inc.	5,446,173
923,468	Tronox Holdings PLC, Class A	5,596,216
		59,091,843
	COMMERCIAL SUPPORT SERVICES - 6.3%
215,773	ABM Industries, Inc.(a)	9,934,189
897,338	Alight, Inc., Class A	1,372,927
178,475	CoreCivic, Inc.(b)	3,307,142
189,544	Forrester Research, Inc.(b)	1,537,202
2,163,802	Legalzoom.com, Inc.(a),(b)	19,236,200
475,286	Resources Connection, Inc.	2,153,046
313,553	Securitas A.B., Class B	5,177,743
239,843	Sodexo S.A.	12,270,905
317,876	TrueBlue, Inc.(b)	1,703,815
886,806	Vestis Corporation(a)	5,790,843
		62,484,012
	CONSTRUCTION MATERIALS - 1.8%
148,271	Owens Corning(a)	17,768,797

	CONSUMER SERVICES - 1.2%
1,485,629	Coursera, Inc.(a),(b)	9,002,912
320,203	KinderCare Learning Companies, Inc.(b)	1,495,348
223,803	Udemy, Inc.(b)	1,076,492
		11,574,752
	CONTAINERS & PACKAGING - 3.5%
237,995	Clearwater Paper Corporation(b)	4,003,076
65,229	Gerresheimer A.G.	1,950,991
111,559	Myers Industries, Inc.(a)	2,305,925
554,002	Sonoco Products Company(a)	26,592,095
		34,852,087

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2% (Continued)
	E-COMMERCE DISCRETIONARY - 0.4%
70,113	Etsy, Inc.(b)	$3,713,184

	ELECTRIC UTILITIES - 0.7%
172,495	Avista Corporation(a)	7,122,319

	ELECTRICAL EQUIPMENT - 2.2%
34,989	Generac Holdings, Inc.(b)	5,879,552
418,851	Sensata Technologies Holding PLC	14,488,056
26,003	Vontier Corporation	975,113
		21,342,721
	ENGINEERING & CONSTRUCTION - 0.3%
200,138	Mistras Group, Inc.(b)	2,829,951

	ENTERTAINMENT CONTENT - 0.0%(c)
2,746	Versant Media Group, Inc.(a),(b)	89,465

	FOOD - 5.3%
672,794	Dole PLC	10,717,608
258,832	Flowers Foods, Inc.	2,958,450
76,049	Fresh Del Monte Produce, Inc.	3,016,103
494,323	Herbalife Ltd.(b)	8,522,129
133,478	Ingredion, Inc.(a)	15,763,752
32,633	John B Sanfilippo & Son, Inc.	2,640,010
706,546	Nomad Foods Ltd.	8,973,134
		52,591,186
	HEALTH CARE FACILITIES & SERVICES - 2.3%
1,471,963	Acadia Healthcare Company, Inc.(a),(b)	19,783,183
1,480,483	Accendra Health, Inc.(b)	3,271,867
		23,055,050
	HOME & OFFICE PRODUCTS - 1.2%
949,845	Leggett & Platt, Inc.(a)	11,084,691
446,314	Purple Innovation, Inc.(b)	306,841
		11,391,532

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2% (Continued)
	HOME CONSTRUCTION - 0.3%
83,733	Forestar Group, Inc.(b)	$2,178,733
8,545	Mohawk Industries, Inc.(b)	1,011,557
		3,190,290
	HOUSEHOLD PRODUCTS – 2.7%
198,684	Central Garden & Pet Company, Class A(b)	6,093,638
314,958	Coty, Inc., Class A(a),(b)	998,417
388,135	Edgewell Personal Care Company(a)	7,553,107
509,151	Helen of Troy Ltd.(b)	8,431,540
35,254	Interparfums, Inc.(a)	3,439,733
		26,516,435
	INDUSTRIAL SUPPORT SERVICES - 0.2%
110,102	Titan Machinery, Inc.(b)	1,791,360

	INTERNET MEDIA & SERVICES - 6.4%
355,793	Fiverr International Ltd.(b)	5,959,533
2,381,408	Getty Images Holdings, Inc.(a),(b)	3,119,644
1,574,705	Lyft, Inc., Class A(a),(b)	26,565,273
112,973	Maplebear, Inc.(b)	4,198,077
150,891	Pinterest, Inc., Class A(b)	3,339,218
341,915	Shutterstock, Inc.(a)	6,787,013
351,205	Snap, Inc., Class A(b)	2,433,851
551,333	Upwork, Inc.(a),(b)	11,043,200
		63,445,809
	LEISURE FACILITIES & SERVICES - 5.4%
239,708	Jack in the Box, Inc.	5,026,677
1,207,212	Penn Entertainment, Inc.(a),(b)	15,500,602
1,088,568	Six Flags Entertainment Corporation(a),(b)	19,605,110
130,326	United Parks & Resorts, Inc.(b)	4,906,774
15,261	Vail Resorts, Inc.	2,030,781
856,657	Wendy's Company (The)(a)	6,673,358
		53,743,302
	LEISURE PRODUCTS - 0.3%
7,355	Shimano, Inc.	837,858

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2% (Continued)
	LEISURE PRODUCTS - 0.3% (Continued)
136,377	Spin Master Corporation(d)	$1,863,925
		2,701,783
	MACHINERY – 1.6%
4,478	Albany International Corporation, Class A	248,484
43,867	GrafTech International Ltd.(b)	662,830
51,701	Hurco Companies, Inc.(b)	855,135
30,190	Regal Rexnord Corporation	4,875,685
126,287	Tennant Company(a)	9,609,178
		16,251,312
	MEDICAL EQUIPMENT & DEVICES – 11.6%
33,996	Align Technology, Inc.(a),(b)	5,542,368
314,359	Baxter International, Inc.(a)	6,309,185
403,678	CONMED Corporation(a)	15,497,198
2,167,230	Dentsply Sirona, Inc.(a)	27,025,357
707,648	Enovis Corporation(a),(b)	15,596,562
793,572	Integra LifeSciences Holdings Corporation(a),(b)	8,840,392
629,137	Quanterix Corporation(b)	3,988,729
191,674	Teleflex, Inc.(a)	20,005,015
132,937	Zimmer Biomet Holdings, Inc.(a)	11,574,825
		114,379,631
	METALS & MINING - 4.0%
631,392	Eldorado Gold Corporation(b)	27,099,344
256,983	Equinox Gold Corporation(b)	3,674,857
2,623,630	Osisko Development Corporation(b)	8,789,161
		39,563,362
	OIL & GAS PRODUCERS - 1.8%
83,115	Chord Energy Corporation(a)	8,331,447
64,807	ConocoPhillips(a)	6,754,834
67,938	Ovintiv, Inc.	2,953,265
		18,039,546
	REAL ESTATE SERVICES - 0.1%
153,049	REX Holdings, Inc., Class A(b)	1,190,721

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2% (Continued)
	RETAIL - CONSUMER STAPLES - 0.2%
181,120	OptimizeRx Corporation(a),(b)	$1,948,851

	RETAIL - DISCRETIONARY - 2.1%
758,504	Caleres, Inc.(a)	9,268,919
19,749	HUGO BOSS A.G.	819,752
85,670	J Jill, Inc.	1,337,309
204,570	Lovesac Company (The)(b)	2,724,872
28,796	Macy's, Inc.	576,496
124,995	Sally Beauty Holdings, Inc.(a),(b)	1,902,424
349,554	Sleep Number Corporation(b)	4,068,808
		20,698,580
	SEMICONDUCTORS - 0.8%
411,014	Vishay Intertechnology, Inc.(a)	8,281,932

	SOFTWARE - 15.6%
2,249,940	8x8, Inc.(a),(b)	3,734,900
283,632	Akamai Technologies, Inc.(a),(b)	27,554,849
314,337	BILL Holdings, Inc.(a),(b)	13,569,928
3,804,281	Clarivate PLC(b)	10,081,345
199,556	Concentrix Corporation(a)	7,453,417
1,003,543	DoubleVerify Holdings, Inc.(a),(b)	10,858,335
199,499	Five9, Inc.(b)	3,523,152
273,493	Lightspeed Commerce, Inc.(b)	2,953,724
421,464	Rapid7, Inc.(a),(b)	5,023,851
648,399	RingCentral, Inc., Class A(a),(b)	16,780,566
41,240	Salesforce, Inc.(a)	8,754,840
177,129	Sprout Social, Inc., Class A(b)	1,603,017
470,187	TeamViewer A.G.(b),(d)	3,156,141
496,381	UiPath, Inc., Class A(a),(b)	6,249,437
216,359	Viant Technology, Inc., Class A(a),(b)	2,557,363
133,990	Wix.com Ltd.(b)	11,635,692
17,113	Workday, Inc., Class A(b)	3,005,556

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.2% (Continued)
	SOFTWARE - 15.6% (Continued)
418,016	Ziff Davis, Inc.(a),(b)	$15,976,572
		154,472,685
	SPECIALTY FINANCE - 0.2%
179,924	PRA Group, Inc.(b)	2,301,228

	STEEL - 1.3%
9,105	Olympic Steel, Inc.	437,859
423,654	Ryerson Holding Corporation(a)	11,955,516
		12,393,375
	TECHNOLOGY HARDWARE - 3.1%
65,378	Crane NXT Company	3,302,897
460,656	Ingram Micro Holding Corporation(a)	9,729,055
589,607	Kornit Digital Ltd.(b)	7,635,411
896,170	Stratasys Ltd.(b)	9,589,018
		30,256,381
	TECHNOLOGY SERVICES - 7.2%
200,518	Dlocal Ltd.	2,698,972
312,777	Endava PLC - ADR(b)	1,976,751
109,037	Fidelity National Information Services, Inc.(a)	6,024,294
217,485	Fiserv, Inc.(a),(b)	13,860,319
337,008	Global Payments, Inc.(a)	24,176,954
11,936	John Wiley & Sons, Inc., Class A	372,761
256,826	LiveRamp Holdings, Inc.(a),(b)	6,253,713
300,842	PayPal Holdings, Inc.(a)	15,851,365
		71,215,129
	TELECOMMUNICATIONS - 1.6%
346,340	Verizon Communications, Inc.(a)	15,419,057

	WHOLESALE - CONSUMER STAPLES - 0.5%
63,436	Sysco Corporation	5,319,109

	TOTAL COMMON STOCKS (Cost $1,111,275,742)	1,099,285,536

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Expiration Date	Exercise Price		Fair Value
	WARRANT — 0.0%(c)
	BIOTECH & PHARMA - 0.0%(c)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$0.95		$128,697
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
31,152,173	First American Government Obligations Fund, Class X, 3.61% (Cost $31,152,173)(e)				31,152,173

Contracts(f)
	EQUITY OPTIONS PURCHASED - 0.2%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
89	AutoZone, Inc.	03/20/2026	$3,500	$32,968,181	$667,945
40	AutoZone, Inc.	03/20/2026	3,800	14,817,160	823,800
1,199	O'Reilly Automotive, Inc.	02/20/2026	95	11,799,359	185,845
803	O'Reilly Automotive, Inc.	03/20/2026	96	7,902,323	240,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,550,408)				1,918,490

	TOTAL INVESTMENTS - 114.6% (Cost $1,143,981,527)				$1,132,484,896
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%				(144,123,786)
	NET ASSETS - 100.0%				$988,361,110

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)%
	ADVERTISING & MARKETING - (1.0)%
(20,352)	AppLovin Corporation, Class A	$(9,628,735)

	AEROSPACE & DEFENSE - (9.4)%
(25,586)	AeroVironment, Inc.	(7,122,887)
(95,002)	Archer Aviation, Inc., Class A	(683,064)
(16,752)	HEICO Corporation	(5,543,404)
(1,369,067)	Joby Aviation, Inc.	(14,471,038)
(174,364)	Karman Holdings, Inc.	(18,098,984)
(162,239)	Kratos Defense & Security Solutions, Inc.	(16,712,239)
(171,656)	Loar Holdings, Inc.	(11,772,168)
(58,790)	Ondas, Inc.	(609,064)
(227,675)	Rocket Lab Corporation	(18,229,938)
		(93,242,786)
	APPAREL & TEXTILE PRODUCTS - (0.3)%
(65,285)	On Holding A.G.	(2,954,146)

	ASSET MANAGEMENT - (7.0)%
(99,467)	Ares Management Corporation, Class A	(14,887,226)
(90,351)	Blackstone, Inc.	(12,867,789)
(518,107)	Blue Owl Capital, Inc.	(7,066,979)
(158,088)	Robinhood Markets, Inc., Class A	(15,726,595)
(194,329)	StepStone Group, Inc., Class A	(13,737,117)
(78,405)	TPG, Inc.	(4,618,839)
		(68,904,545)
	AUTOMOTIVE - (2.4)%
(223,792)	Aurora Innovation, Inc.	(939,926)
(384,084)	QuantumScape Corporation	(3,399,143)
(43,883)	Tesla, Inc.	(18,887,683)
		(23,226,752)
	BANKING - (0.9)%
(75,146)	Coastal Financial Corporation	(7,197,484)
(74,937)	ConnectOne Bancorp, Inc.	(1,994,823)
		(9,192,307)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	BEVERAGES - (0.2)%
(24,314)	Monster Beverage Corporation	$(1,963,599)

	BIOTECH & PHARMA - (0.5)%
(63,131)	Ionis Pharmaceuticals, Inc.	(5,219,040)

	COMMERCIAL SUPPORT SERVICES - (1.7)%
(134,626)	Innodata, Inc.	(7,463,665)
(144,540)	Rollins, Inc.	(9,155,164)
		(16,618,829)
	E-COMMERCE DISCRETIONARY - (0.7)%
(438,113)	Figs, Inc., Class A	(4,736,001)
(76,584)	Revolve Group, Inc.	(2,117,548)
		(6,853,549)
	ELECTRIC UTILITIES - (1.3)%
(7,751)	Constellation Energy Corporation	(2,175,551)
(139,840)	Oklo, Inc.	(11,134,061)
		(13,309,612)
	ELECTRICAL EQUIPMENT - (3.9)%
(123,822)	Bloom Energy Corporation, Class A	(18,742,936)
(51,828)	Camtek Ltd.	(7,594,357)
(1,445)	GE Vernova, Inc.	(1,049,605)
(20,814)	nLight, Inc.	(949,327)
(23,291)	Powell Industries, Inc.	(10,331,655)
		(38,667,880)
	ENGINEERING & CONSTRUCTION - (10.1)%
(17,489)	Comfort Systems USA, Inc.	(19,974,188)
(170,126)	Construction Partners, Inc., Class A	(18,693,445)
(52,355)	Dycom Industries, Inc.	(19,077,638)
(31,746)	IES Holdings, Inc.	(12,072,686)
(63,688)	Installed Building Products, Inc.	(18,351,060)
(16,796)	Sterling Infrastructure, Inc.	(6,011,456)
(11,782)	TopBuild Corporation	(5,514,565)
		(99,695,038)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	HEALTH CARE FACILITIES & SERVICES - (1.5)%
(25,162)	Medpace Holdings, Inc.	$(14,656,362)

	HOME & OFFICE PRODUCTS - (0.3)%
(31,415)	Somnigroup International, Inc.	(2,759,808)

	INSTITUTIONAL FINANCIAL SERVICES - (1.0)%
(30,699)	Coinbase Global, Inc., Class A	(5,978,324)
(156,940)	Galaxy Digital, Inc.	(4,437,468)
		(10,415,792)
	INSURANCE - (0.3)%
(49,586)	Goosehead Insurance, Inc., Class A	(3,066,398)

	INTERNET MEDIA & SERVICES - (0.6)%
(630,367)	Opendoor Technologies, Inc.	(3,246,390)
(8,502)	Reddit, Inc., Class A	(1,532,656)
(1,939)	Spotify Technology S.A.	(970,179)
		(5,749,225)
	LEISURE FACILITIES & SERVICES - (2.0)%
(19,027)	Planet Fitness, Inc., Class A	(1,732,218)
(160,834)	Red Rock Resorts, Inc., Class A	(10,153,450)
(10,442)	Royal Caribbean Cruises Ltd.	(3,389,995)
(48,332)	Shake Shack, Inc., Class A	(4,280,765)
		(19,556,428)
	MACHINERY - (2.9)%
(103,199)	CECO Environmental Corporation	(6,958,709)
(28,874)	Kadant, Inc.	(9,269,709)
(4,534)	Power Solutions International, Inc.	(324,906)
(218,346)	Symbotic, Inc.	(11,871,472)
		(28,424,796)
	MEDICAL EQUIPMENT & DEVICES - (5.1)%
(76,155)	Establishment Labs Holdings, Inc.	(5,189,963)
(77,406)	Guardant Health, Inc.	(8,827,380)
(27,710)	Intuitive Surgical, Inc.	(13,971,936)
(4,788)	Natera, Inc.	(1,106,698)
(21,559)	Sectra A.B.	(532,921)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT— (91.1)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (5.1)% (Continued)
(83,942)	TransMedics Group, Inc.	$(11,246,129)
(42,220)	West Pharmaceutical Services, Inc.	(9,757,886)
		(50,632,913)
	METALS & MINING - (0.6)%
(42,928)	Cameco Corporation	(5,296,886)
(33,729)	Uranium Energy Corporation	(581,488)
		(5,878,374)
	RETAIL - DISCRETIONARY - (5.0)%
(22,266)	Boot Barn Holdings, Inc.	(3,974,036)
(11,775)	Carvana Company	(4,723,070)
(1,441)	Dillard's, Inc., Class A	(875,494)
(90,312)	JB Hi-Fi Ltd.	(5,103,990)
(350,938)	National Vision Holdings, Inc.	(9,247,216)
(41,428)	Patrick Industries, Inc.	(5,226,971)
(97,153)	Williams-Sonoma, Inc.	(19,882,361)
		(49,033,138)
	SEMICONDUCTORS - (5.4)%
(38,928)	Allegro MicroSystems, Inc.	(1,436,832)
(32,214)	Analog Devices, Inc.	(10,014,688)
(16,031)	Astera Labs, Inc.	(2,414,589)
(49,805)	Impinj, Inc.	(6,878,071)
(24,070)	Lattice Semiconductor Corporation	(1,938,116)
(15,917)	Nova Ltd.	(7,287,439)
(105,661)	NVIDIA Corporation	(20,194,988)
(4,600)	Rambus, Inc.	(523,618)
(8,033)	SiTime Corporation	(2,916,863)
		(53,605,204)
	SOFTWARE - (8.9)%
(19,782)	Cadence Design Systems, Inc.	(5,862,594)
(92,807)	Cloudflare, Inc., Class A	(16,459,321)
(122,954)	Coreweave, Inc., Class A	(11,458,083)
(8,634)	Crowdstrike Holdings, Inc., Class A	(3,811,091)
(108,643)	HUB24 Ltd.	(7,678,932)
(90,144)	IonQ, Inc.	(3,603,957)
(124,526)	Palantir Technologies, Inc., Class A	(18,254,266)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT— (91.1)% (Continued)
	SOFTWARE - (8.9)% (Continued)
(159,664)	Pro Medicus Ltd.	$(20,473,108)
		(87,601,352)
	SPECIALTY FINANCE - (2.5)%
(18,717)	American Express Company	(6,591,566)
(27,601)	Credit Acceptance Corporation	(13,751,922)
(8,993)	Dave, Inc.	(1,472,064)
(111,101)	SoFi Technologies, Inc.	(2,534,214)
		(24,349,766)
	TECHNOLOGY HARDWARE - (11.4)%
(30,186)	Celestica, Inc.	(8,481,964)
(90,326)	Credo Technology Group Holding Ltd.	(11,316,041)
(244,433)	D-Wave Quantum, Inc.	(5,186,868)
(38,743)	Fabrinet	(18,962,374)
(7,986)	InterDigital, Inc.	(2,606,950)
(53,401)	Lumentum Holdings, Inc.	(20,924,649)
(157,885)	Rigetti Computing, Inc.	(2,868,770)
(49,324)	Seagate Technology Holdings PLC	(20,108,901)
(19,434)	TTM Technologies, Inc.	(1,908,419)
(15,232)	Vicor Corporation	(2,401,629)
(72,525)	Western Digital Corporation	(18,147,931)
		(112,914,496)
	TECHNOLOGY SERVICES - (0.6)%
(1,914)	Fair Isaac Corporation	(2,800,507)
(11,402)	Figure Technology Solutions, Inc.	(648,546)
(16,238)	Jack Henry & Associates, Inc.	(2,910,012)
		(6,359,065)
	TELECOMMUNICATIONS - (1.9)%
(170,684)	AST SpaceMobile, Inc.	(18,981,767)

	TRANSPORTATION & LOGISTICS - (1.6)%
(45,400)	Old Dominion Freight Line, Inc.	(7,863,280)
(51,733)	XPO, Inc.	(7,662,175)
		(15,525,455)
	WHOLESALE - DISCRETIONARY - (0.1)%
(264,227)	ThredUp, Inc.	(1,342,273)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $864,473,943)	$(900,329,430)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
Ltd.	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europeae

(a)	All or a portion of the security is segregated as collateral for short sales.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 5,020,066 or 0.5% of net assets.
(e)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.